Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Ending balance (in shares) at Dec. 31, 2021	1,116
Ending balance at Dec. 31, 2021	$ 124
Ending balance (in shares) at Dec. 31, 2021		121,631
Ending balance at Dec. 31, 2021	$ (4,848)	$ 0	$ 10,430	$ (15,278)
Ending balance (in shares) at Mar. 31, 2022	1,116
Ending balance at Mar. 31, 2022	$ 124
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(302)			(302)
Ending balance (in shares) at Mar. 31, 2022		121,631
Ending balance at Mar. 31, 2022	$ (5,150)	$ 0	10,430	(15,580)
Beginning balance (in shares) at Dec. 31, 2021	1,116
Beginning balance at Dec. 31, 2021	$ 124
Ending balance (in shares) at Sep. 30, 2022	1,116
Ending balance at Sep. 30, 2022	$ 124
Beginning balance (in shares) at Dec. 31, 2021		121,631
Beginning balance at Dec. 31, 2021	(4,848)	$ 0	10,430	(15,278)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(948)
Ending balance (in shares) at Sep. 30, 2022		121,631
Ending balance at Sep. 30, 2022	$ (5,706)	$ 0	10,520	(16,226)
Beginning balance (in shares) at Dec. 31, 2021	1,116
Beginning balance at Dec. 31, 2021	$ 124
Beginning balance (in shares) at Dec. 31, 2021		121,631
Beginning balance at Dec. 31, 2021	$ (4,848)	$ 0	10,430	(15,278)
Ending balance (in shares) at Dec. 31, 2022	142,821	142,820
Ending balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)
Beginning balance (in shares) at Mar. 31, 2022	1,116
Beginning balance at Mar. 31, 2022	$ 124
Ending balance (in shares) at Jun. 30, 2022	1,116
Ending balance at Jun. 30, 2022	$ 124
Beginning balance (in shares) at Mar. 31, 2022		121,631
Beginning balance at Mar. 31, 2022	(5,150)	$ 0	10,430	(15,580)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(295)			(295)
Ending balance (in shares) at Jun. 30, 2022		121,631
Ending balance at Jun. 30, 2022	$ (5,445)	$ 0	10,430	(15,875)
Ending balance (in shares) at Sep. 30, 2022	1,116
Ending balance at Sep. 30, 2022	$ 124
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants and non-contingent beneficial ownership feature in connection with convertible promissory note	60		60
Warrant issuance	30		30
Net loss	(351)			(351)
Ending balance (in shares) at Sep. 30, 2022		121,631
Ending balance at Sep. 30, 2022	$ (5,706)	$ 0	10,520	(16,226)
Beginning balance (in shares) at Dec. 31, 2022	142,821	142,820
Beginning balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	13		13
Vesting of restricted stock (in shares)		67
Warrant issuance	532		532
Net loss	(2,150)			(2,150)
Ending balance (in shares) at Mar. 31, 2023		142,887
Ending balance at Mar. 31, 2023	$ (3,230)	$ 0	17,416	(20,646)
Beginning balance (in shares) at Dec. 31, 2022	142,821	142,820
Beginning balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (11,033)
Ending balance (in shares) at Sep. 30, 2023	422,333	422,333
Ending balance at Sep. 30, 2023	$ 2,227	$ 0	31,756	(29,529)
Beginning balance (in shares) at Mar. 31, 2023		142,887
Beginning balance at Mar. 31, 2023	(3,230)	$ 0	17,416	(20,646)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	13		13
Vesting of restricted stock (in shares)		23,434
Warrant exercise (in shares)		6,240
Warrant exercise	12		12
Issuance of common stock in pre-closing financing (in shares)		173,558
Issuance of common stock in pre-closing financing	11,721		11,721
Issuance of common stock for settlement of bridge note (in shares)		7,756
Issuance of common stock for settlement of bridge note	3,333		3,333
Issuance of common stock for reverse recapitalization expenses (in shares)		4,363
Issuance of common stock for reverse recapitalization expenses	1,875		1,875
Issuance of common stock to Vallon stockholders in reverse recapitalization (in shares)		64,095
Issuance of common stock to Vallon stockholders in reverse recapitalization	(2,940)		(2,940)
Net loss	(6,746)			(6,746)
Ending balance (in shares) at Jun. 30, 2023		422,333
Ending balance at Jun. 30, 2023	4,038	$ 0	31,430	(27,392)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	326		326
Net loss	$ (2,137)			(2,137)
Ending balance (in shares) at Sep. 30, 2023	422,333	422,333
Ending balance at Sep. 30, 2023	$ 2,227	$ 0	$ 31,756	$ (29,529)